Voya Law Department

J. Neil McMurdie, Senior Counsel

(860) 580-2824, Fax:  (860) 580-4897

Neil.mcmurdie@voya.com

November 24, 2014

EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C.  20549

Attention:  Filing Desk

Re:	Voya Insurance and Annuity Company
Pre-Effective Amendment No. 1 to Registration Statement on Form S-3
Prospectus Title: Voya PotentialPLUS Annuity
File Nos. 333-196392

Ladies and Gentlemen:

On behalf of Voya Insurance and Annuity Company (the "Company") we are submitting for filing, under the Securities Act of 1933, as amended (the “1933 Act”), the above-referenced Pre-Effective Amendment to a Registration Statement on Form S-3 with respect to the flexible premium deferred combination variable, indexed and fixed annuity contracts (the "Contracts") offered by the Company.  The offering of the Contracts will be made on a continuous basis pursuant to Rule 415 of the Securities Act of 1933.  A filing fee in the amount of $11,620.00was wired to the SEC Lockbox on 11/20/2014.

This filing updates company information, including financials, which financials are incorporated by reference, for a continuous offering under Rule 415 of the 1933 Act.  The changes do not involve any substantive changes with regard to the securities offering.

The Registration Statement relates only to the index-linked variable annuity portion of the Contracts.  A separate registration statement pertaining to the variable portion of the Contracts was filed on Form N-4 by Separate Account B of the Company, File No. 333-196391 (as filed on November 21, 2014, accession no. 0000836687-14-000344).  Both registration statements will contain an identical prospectus and accordingly, we respectfully request selective review of the Registration Statement.

The purpose of this filing is to:

•         Update the prospectus to include the changes in response to previously provided comments to the prospectus described in the correspondence filing dated September 17, 2014 and subsequent telephonic communications;

•         Make certain nonmaterial changes to the prospectus in order to clarify disclosure; and

•         To include all necessary financial statements, exhibits and other information for this Pre-Effective Amendment to be complete and eligible to be declared effective on December 12, 2014.

I hereby represent that this filing contains all financial statements, exhibits and other information necessary for this Pre-Effective Amendment to be complete and eligible to be declared effective on December 12, 2014.  An acceleration request letter from the company and Directed Services LLC, the principal underwriter, accompanies this filing.  We have "marked" the differences between the prospectus in this Pre-Effective Amendment against the prospectus in the September 17, 2014 correspondence filing we made to address your July 29, 2014, comments to our initial filing on May 30, 2014.

Please call or email me with questions or comments.

Sincerely,

/s/ J. Neil McMurdie

Windsor Site One Orange Way, C2N Windsor, CT 06095	Voya Services Company

J. Neil McMurdie

Senior Counsel